Stock Based Compensation	6 Months Ended
Jun. 30, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation
(Expressed in thousands of United States Dollars - except for share and per share data, unless otherwise stated)

9.        Stock Based Compensation:

On June 5, 2012, the Board of Directors approved the grant of a cash bonus of $2.0 million and 4,587,056 shares of the Company's Class A common stock and 65,000 shares of the Company's Class B common stock in the form of restricted stock, to certain of its executive officers and employees. The cash bonus was accrued and included in general and administrative expenses in the accompanying consolidated unaudited statements of operations for the six-month period ended June 30, 2012. The shares vest as follows: 212,351 Class A common shares and 65,000 Class B common shares on April 1, 2012, 1,316,667 Class A common shares on December 31, 2012, 212,351 Class A common shares on April 1, 2013, 1,316,667 Class A common shares on June 30, 2013, 1,316,666 Class A common shares on December 31, 2013 and 212,354 Class A common shares on April 1, 2014. The total cost of the stock awards granted is recognized as expense over the vesting period based on their fair value on the grant date. The fair value of the Class B common stock is determined by reference to the Class A share price.